UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street   Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive,Suite 110  Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

The FX Strategy Fund

Annual Report

December 31, 2012

1-855-397-8728

www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

The FX Strategy Fund – Shareholder Annual Report for 2012

Dear Shareholders,

Below we present you with The FX Strategy Fund Annual Report for 2012.

For the past year, the FX Strategy Fund I Shares (FXFIX) posted a return of -7.92%. Before any load, the A shares (FXFAX) last year had a return of -7.90%.

The fund’s core philosophy is to capture opportunities across the globe.  The FX model, developed by P/E Investments, approaches investing by analyzing multiple fundamental factors and employing Bayesian statistical processes to pinpoint long and short positions in the world’s currencies. Factors that are carefully analyzed include inﬂation, interest rates across markets, interest rate acceleration and movement, yield curve characteristics, and liquidity conditions such as credit spreads, swap spreads, volatility of currencies and correlation between short-term rates and currency returns.  By attempting to predict returns and volatilities for currencies around the world and then optimizing potential investments based on risk/reward trade-oﬀs, the manager looks to generate consistently satisfying absolute returns.

During the past year, concerns over a global economic slowdown and stimulus committed by major central banks had caught headlines again and again. Currencies were also being impacted. On the spotlight was Europe, whose governments’ balance sheets are highly leveraged.  Perched on the edge of recession and rising risk of defaults, the European Central Bank provided significant liquidity.   First it came through its second Long Term Refinancing Operation, providing over €1 Trillion of three year loans to banks, and then the ECB claimed to directly buy unlimited sovereign debt from troubled nations like Spain and Italy. On the other side of the Atlantic, U.S. economic data struggled to improve coincident with improved employment statistics. To support the slow recovery with low borrowing costs, the Federal Reserve expanded the Operation Twist program by $267 billion, and surprised the market by announcing another round of quantitative easing. The Bank of Japan joined the U.S. and Europe and started setting an inflation target of 2% after twenty years of deflation. Emerging markets were in easing mode as well. Worried about the fragility of domestic economies, central banks have been cutting rates to even below the financial crisis low.

The main driver of our positioning during 2012 was the relative steepness of the yield curve. Over the past several months, currencies with lower long term rates or safe havens have looked more attractive versus countries with higher long term rates. This has led to a negative correlation to global equities. In addition, we are negative commodity currencies in general as commodity prices have increased in importance. Although the FX Strategy Fund performed well through May 2012, during the last seven months the Fund has experienced a notable drawdown since then. During 2012, the Japanese Yen was the most profitable currency in our portfolio while the generally short positions in the Euro and the Australian Dollar were the laggards. This stands in contrast to past years when the Australian Dollar and the Euro have generally been performance drivers on the positive side.

Fiscal and monetary policies across the globe will continue to play a critical role in shaping investors’ outlooks and expectations in currencies. We will continue to incorporate new data, monitor adaptation rates of our factors, and explore new analytical tools.

Thank you for being a shareholder of The FX Strategy Fund.

Sincerely,

The FX Strategy Fund

0300-NLD-1/29/2013

THE FX STRATEGY FUND

Performance of a $10,000 Investment (Unaudited)

December 31, 2012

The Fund’s performance figures+ for the period ending December 31, 2012, compared to its benchmarks:

	One Year	Since Inception – Class I*	Since Inception – Class A**
The FX Strategy Fund Class I	(7.92)%	(3.80)%
The FX Strategy Fund Class A
Without sales charge	(7.90)%		1.17%
With sales charge	(13.22)%		(3.00)%
S&P 500***	16.00%	6.59%	11.70%

________________

* Class I commenced operations on February 25, 2011.

** Class A commenced operations on August 3, 2011.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

+ Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  As of the most recent prospectus, dated May 1, 2012, the Fund’s total gross annual operating expenses, including underlying funds, are 2.60% for Class I and 1.65% for Class A.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of December 31, 2012

Percent of
Net Assets
Private Investment Funds	21.9%
Mutual Funds	42.1%
Short-Term Investment	8.7%
U.S. Government Treasury Obligation	5.0%
Exchange Traded Funds	4.1%
Other Assets Less Liabilities	18.2%
Total	100.0%

	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	December 31, 2012
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 4.1%
243	iShares Floating Rate Note ETF	$ 12,293
32,532	PIMCO Enhanced Short Maturity Strategy ETF	3,301,347
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,295,671)	3,313,640

	MUTUAL FUNDS - 42.1%
1,541,229	Fidelity Conservative Income Bond Fund - Institutional Class	15,458,527
1,709,391	Vanguard Short-Term Bond Index Fund - Institutional Class	18,170,834
	TOTAL MUTUAL FUNDS (Cost $33,645,397)	33,629,361

	PRIVATE INVESTMENT FUND - 21.9%
17,715	FX Strategy LLC * # (Cost $19,217,102)	17,480,808

	SHORT-TERM INVESTMENTs - 13.7%
	MONEY MARKET FUND - 8.7%
6,918,178	Dreyfus Cash Advantage Fund, 0.24% +	6,918,178

	U.S. GOVERNMENT TREASURY OBLIGATION - 5.0%
4,000,000	United States Treasury Bill, 0.0960% due 01/24/2013 ^ ++	3,999,746
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,917,207)	10,917,924

	TOTAL INVESTMENTS - 81.8% (Cost $67,075,377) (a)	$ 65,341,733
	OTHER ASSETS LESS LIABILITIES - 18.2%	14,578,069
	NET ASSETS - 100.00%	$ 79,919,802

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,842,845 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 39,570
	Unrealized depreciation:	(540,682)
	Net unrealized depreciation:	$ (501,112)

* Non-Income producing security.
# Affiliated Fund. See Note 5.
+ Money market fund; interest rate reflects seven-day yield on December 31, 2012.
++ All of this investment is a holding of Global Aggressive Strategy LLC.
^ All of this security is segregated as collateral for open futures contracts.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
		Unrealized
		Appreciation
Contracts		(Depreciation)
	OPEN LONG FUTURES CONTRACTS ++
10	Japanese Yen Future March 2013	$ (73,531)
	(Underlying Face Amount at Value $1,443,750)
	TOTAL OPEN LONG FUTURES CONTRACTS	(73,531)

	OPEN SHORT FUTURES CONTRACTS ++
409	Australian Dollar Future March 2013	349,720
	(Underlying Face Amount at Value $42,229,250)
66	British Pound Future March 2013	(70,400)
	(Underlying Face Amount at Value $6,699,000)
61	Canadian Dollar Future March 2013	43,940
	(Underlying Face Amount at Value $6,122,570)
326	Euro Fx Future March 2013	(798,788)
	(Underlying Face Amount at Value $53,822,600)
73	Mexican Peso Future March 2013	23,062
	(Underlying Face Amount at Value $2,804,112)
21	New Zealand Dollar Future March 2013	14,520
	(Underlying Face Amount at Value $1,726,620)
10	South African Rand Future March 2013	(10,325)
	(Underlying Face Amount at Value $408,537)
2	USD/CZK Future March 2013	4,377
	(Underlying Face Amount at Value $199,895)
3	USD/NOK Future March 2013	5,102
	(Underlying Face Amount at Value $300,696)
7	USD/SEK Future March 2013	15,773
	(Underlying Face Amount at Value $701,453)
	TOTAL OPEN SHORT FUTURES CONTRACTS	(423,019)

	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (496,550)

++ All of this investment is a holding of Global Aggressive Strategy LLC.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

Assets:
Investments in Unaffiliated Securities at Fair Value (identified cost $47,858,275)	$ 47,860,925
Investments in Affiliated Securities at Fair Value (identified cost $19,217,102)	17,480,808
Deposit with Broker for Futures Contracts	2,791,833
Cash	11,846,723
Receivable for Fund Shares Sold	589,035
Dividends and Interest Receivable	85,483
Prepaid Expenses and Other Assets	40,152
Total Assets	80,694,959

Liabilities:
Unrealized Depreciation on Futures Contracts	496,550
Redemptions Payable	114,270
Accrued Advisory and Management Fees Payable	108,276
Fees Payable to Other Affiliates	15,809
Accrued Expenses and Other Liabilities	40,252
Total Liabilities	775,157

Net Assets	$ 79,919,802

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized: 4,874,084 shares
of beneficial interest outstanding)	$ 44,500,130

Net Asset Value, Offering and Redemption Price per Share
($44,500,130/4,874,084 shares of beneficial interest outstanding)	$ 9.13

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 3,877,245 shares
of beneficial interest outstanding)	$ 35,419,672

Net Asset Value and Redemption Price per Share
($35,419,672/3,877,245 shares of beneficial interest outstanding)	$ 9.14	(a)

Offering Price Per Share	$ 9.70
($9.14/0.9425)

Composition of Net Assets:

At December 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 85,979,988
Accumulated Net Investment Income	503,813
Accumulated Net Realized Loss From Security Transactions and Futures Contracts	(4,333,805)
Net Unrealized Appreciation (Depreciation) on:
Investments	(1,733,644)
Futures Contracts	(496,550)
Net Assets	$ 79,919,802

(a) The NAV shown above differs from the traded NAV on December 31, 2012 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012

Investment Income:
Dividend Income	$ 266,065
Interest Income	8,615
Total Investment Income	274,680

Expenses:
Investment Advisory Fees	522,288
Management Fees *	240,968
Distribution Fees (12b-1) - Class I	73,626
Administration Fees	53,919
Fund Accounting Fees	39,960
Transfer Agent Fees	30,966
Registration & Filing Fees	30,207
Audit Fees	17,132
Chief Compliance Officer Fees	14,812
Custody Fees	11,520
Legal Fees	10,085
Non 12b-1 Shareholder Service	7,415
Printing Expense	7,218
Trustees' Fees	5,697
Insurance Expense	1,356
Miscellaneous Expenses*	21,053
Total Expenses	1,088,222
Less: 12b-1 Fees Waived - Class I	(58,997)
Expenses Reimbursed by the Adviser	(202,026)
Net Expenses	827,199

Net Investment Loss	(552,519)

Net Realized and Unrealized Loss on Investments:
Net Realized Gain/(Loss) on:
Unaffiliated Investments	427,054
Affiliated Investments	(288,119)
Futures Contracts	(3,661,756)
Distributions of Realized Gains from Underlying Investment Companies	42,850
Total Net Realized Loss	(3,479,971)
Net Change in Unrealized Appreciation/(Depreciation) on:
Unaffiliated Investments	(232,875)
Affiliated Investments	(2,008,635)
Futures Contracts	(488,363)
Total Net Change in Unrealized Depreciation	(2,729,873)
Net Realized and Unrealized Loss on Investments	(6,209,844)

Net Decrease in Net Assets Resulting From Operations	$ (6,762,363)

* All or a portion of these expenses were consolidated from the financial statements of Global Aggressive Strategy LLC.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For The Year	For The Period
	Ended	Ended
	12/31/2012	12/31/2011*

Operations:
Net Investment Loss	$ (552,519)	$ (129,668)
Net Realized Gain/(Loss) on Investments and Futures Contracts	(3,522,821)	454,713
Distributions of Realized Gains from Underlying Investment Companies	42,850	21,593
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(2,729,873)	499,679
Net Increase (Decrease) in Net Assets
Resulting From Operations	(6,762,363)	846,317

Distributions to Shareholders From:
Class I
Net Investment Income ($0.01 and $0 per share, respectively)	(49,679)	-
Net Realized Gains ($0.09 and $0 per share, respectively)	(437,144)	-
Return of Capital ($0.08 and $0 per share, respectively)	(366,355)	-
	(853,178)	-
Class A
Net Investment Income ($0.01 and $0 per share, respectively)	(50,542)	-
Net Realized Gains ($0.09 and $0 per share, respectively)	(343,562)	-
Return of Capital ($0.08 and $0 per share, respectively)	(287,928)	-
	(682,032)	-
Total Distributions to Shareholders	(1,535,210)	-

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (4,689,635 and 1,700,124 shares, respectively)	46,909,699	16,621,851
Distributions Reinvested (85,568 and 0 shares, respectively)	781,238	-
Cost of Shares Redeemed (1,441,693 and 159,550 shares, respectively)	(13,542,945)	(1,600,399)
Total From Shares of Beneficial Interest Transactions	34,147,992	15,021,452

Class A Shares:
Proceeds from Shares Issued (3,218,063 and 1,833,684 shares, respectively)	32,056,028	18,250,136
Distributions Reinvested (42,603 and 0 shares, respectively)	388,965	-
Cost of Shares Redeemed (1,214,719 and 2,386 shares, respectively)	(12,469,562)	(23,953)
Total From Shares of Beneficial Interest Transactions	19,975,431	18,226,183

Total Increase in Net Assets From Shares of Beneficial Interest Transactions	54,123,423	33,247,635

Total Increase in Net Assets	45,825,850	34,093,952

Net Assets:
Beginning of Period	34,093,952	-
End of Period	$ 79,919,802	$ 34,093,952

Accumulated Net Investment Income at End of Period	$ 503,813	$ -

*The Fund commenced operations on February 25, 2011.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the	For the
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011*
Class I
Net Asset Value, Beginning of Period	$ 10.11	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.11)	(0.12)
Net gain from securities
(both realized and unrealized)	(0.69)	0.23
Total from operations	(0.80)	0.11

Distributions to shareholders from:
Net investment income	(0.01)	-
Return of capital	(0.08)	-
Net realized gains	(0.09)	-
Total distributions	(0.18)	-

Net Asset Value, End of Period	$ 9.13	$ 10.11

Total Return (b)	(7.92)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 44,500	$ 15,580
Ratio to average net assets:
Expenses, Gross (d)	2.19%	2.49%	(c)
Expenses, Net of Reimburement (d)	1.59%	2.02%	(c)
Net investment loss, Net of Reimbursement (d) (e)	(1.06)%	(1.44)%	(c)
Portfolio turnover rate	89%	5%

__________
*Class I commenced operations on February 25, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the		For the
	Year Ended		Period Ended
	December 31, 2012		December 31, 2011*
Class A
Net Asset Value, Beginning of Period	$ 10.11		$ 9.16
Decrease From Operations:
Net investment loss (a)	(0.10)		(0.03)
Net gain from securities
(both realized and unrealized)	(0.69)		0.98
Total from operations	(0.79)		0.95

Distributions to shareholders from:
Net investment income	(0.01)
Return of capital	(0.08)		-
Net realized gains	(0.09)		-
Total distributions	(0.18)		-

Net Asset Value, End of Period	$ 9.14	(f)	$ 10.11

Total Return (b)	(7.90)%		10.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 35,420		$ 18,514
Ratio to average net assets:
Expenses, Gross (d)	1.94%		1.54%	(c)
Expenses, Net of Reimburement (d)	1.57%		1.28%	(c)
Net investment loss, Net of Reimbursement (d) (e)	(1.05)%		(0.65)%	(c)
Portfolio turnover rate	89%		5%

__________
*Class I commenced operations on August 3, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f ) The NAV shown above differs from the traded NAV on December 31, 2012 due to financial statement rounding and/or financial statement adjustments. Total returns are calculated using the traded NAV on December 31, 2012.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek income and capital appreciation.  The Fund currently offers Class I and Class A shares.  Class I commenced operations on February 25, 2011.  Class A commenced operations on August 3, 2011.  Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the financial statements of Global Aggressive Strategy LLC (GAS) for the period September 5, 2012 through December 31, 2012.  GAS is a Delaware limited liability company that was organized as a limited liability company on September 15, 2008 and was inactive for a period of time after all the investor member shares were redeemed in December 2010. In July 2012, GAS issued a revised offering memorandum. The first member shares pursuant to the revised offering memorandum were issued in September 2012 and the company resumed investing operations in that month. GAS’s operations are subject to regulation under the Commodity Exchange Act, administered by the Commodity Futures Trading Commission (“CFTC”). GAS is a “Commodity Pool”, as defined in the CFTC regulations. The general manager is registered with the Securities and Exchange Commission as an investment adviser, and is also registered with CFTC as a commodity pool operator and commodity trading adviser. The general manager of GAS is P/E Global LLC (“Manager”).  The Manager has selected P/E Investments LLC (the “Trading Advisor”), a related entity, as GAS’s trading adviser. As of, and during the period ended December 31, 2012, The FX Strategy Fund was a non-voting member and owned 100% of the outstanding assets of GAS. The Manager owns all of GAS’s management shares which are the only shares entitled to vote. All inter-company balances, revenues, and expenses have been eliminated in consolidation.  The FX Strategy Fund and GAS are collectively referred to as the Fund throughout these consolidated financial statements.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds and futures, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the Advisor. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate.  In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums.  The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.  These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

                   *Derivative instruments include cumulative unrealized loss on futures contracts open at December 31, 2012.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of all levels during the current period presented.  It is the Fund’s policy to record transfers into or out of all levels at the end of the reporting period.

+See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2009 - 2011 , or expected to be taken in the Fund’s 2012  tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

U.S. Treasury Bills – U.S. Treasury bills are purchased at a discount from face value. The discount is amortized into interest income ratably over the period from the purchase date to the maturity date. U.S. Treasury bills are stated at amortized cost, which approximates fair market value.

Interest on Cash in Broker Trading Accounts – Interest on the broker account cash balance is recorded when it is credited around the tenth day of the month. Because of the relatively low amounts involved, this policy is not materially different from accruing the interest on a daily basis.

Deposits with Broker – The Fund deposits funds with NewEdge USA, LLC subject to CFTC regulations and various exchange and broker requirements.  A certain amount of cash balances and investments are required to be held by the broker to meet margin requirements for open futures contract positions. Margin requirements are satisfied by the deposit of cash and the U.S. Treasury Bill with such broker.  Deposit with Broker at December 31, 2012 represents both partially restricted deposits required to meet margin and other brokers or regulatory requirements, and excess funds not required for margin.  The Fund earns interest income on its deposits with the broker.  Amounts in excess of the margin requirement may be withdrawn by GAS at any time.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures – The Fund engages in the speculative trading of foreign currency futures contracts and is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. Futures contracts are valued daily and unrealized gains or losses are recorded as unrealized appreciation or depreciation on the consolidated statement of assets and liabilities. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. The Fund has credit risk for the account balance due from its broker. The broker, as GAS’s futures commission merchant, is

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

required by the regulations of the CFTC to separately account for and segregate all assets belonging to customers for the domestic trading of futures and is prohibited from commingling these assets with its own. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited. During the period ended December 31, 2012, the Fund had net realized loss of $3,661,756 and unrealized loss of $488,363 on futures contracts subject to foreign currency exchange risk.  Such amounts are disclosed on the consolidated statement of operations.  Futures contracts outstanding at year end are included in the Fund’s consolidated portfolio of investments.

The derivative instruments outstanding as of December 31, 2012 as disclosed in the notes to consolidated financial statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the consolidated statement of operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $64,427,700 and $34,778,367, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Traub Capital Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended December 31, 2012, the Fund incurred $522,288 of advisory fees.

The Adviser contractually waived 0.5% of its management fee for the period May 1, 2012 through December 31, 2012.  The Adviser has contractually agreed to waive 0.5% of its management fee through April 30, 2013. The total management fees contractually waived by the Adviser for the year ended December 31, 2012 amounted to $202,026.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

GAS Management Fee: The Fund will pay the Manager a management fee based on 0.375% per month (4.5% per annum) of the net asset value of GAS. Management fees were $240,968 in 2012, of which $71,880 was due at the end of the year.

GAS Performance Fee: The Fund may also pay the Manager a performance fee equal to twenty percent (20%) of the increase, if any, in the net asset value per share of GAS (after calculation and accrual of the management fees) determined as of the last business day of each month over the highest net asset value per share in any prior month, multiplied by the number of shares outstanding on the valuation date. There were no performance fees in 2012.

Distributor- The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.  For the year ended December 31, 2012, pursuant to the plan, Class I shares paid $73,626. The Distributor voluntarily waived all 12b-1 fees for the period May 1, 2012 through December 31, 2012. Total 12b-1 fees voluntarily waived by the Distributor for the year ended December 31, 2012 amounted to $58,997. No fees were paid for Class A shares as the Plan was inactive for Class A shares during the year.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares.   The Distributor is an affiliate of GFS. For the year ended December 31, 2012, the Distributor received $1,750 in underwriting commissions for sales of Class A shares, of which $240 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives fees from the Fund.

5.   INVESTMENTS IN AFFILIATED COMPANIES

The funds listed as an affiliate on the Fund’s consolidated portfolio of investments is considered an affiliate because it is under common control with GAS.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

Transactions during the period with companies which are affiliates are as follows:

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Fiscal Year Ended December 31, 2012
Ordinary	Long-Term	Return of
Income	Capital Gain	Capital	Total
$ 403,866	$ 477,061	$ 654,283	$ 1,535,210

The Fund had no distributions for the year ended December 31, 2011.  The difference between book basis and tax basis ordinary income distributions is primarily attributable to the tax treatment of short-term capital gains.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Other	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (1,929,218)	$ (3,629,856)	$ (501,112)	$ (6,060,186)

The difference between book basis and tax basis unrealized depreciation, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on Section 1256 contracts and adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $3,629,856.

At December 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 852,660	$ 1,076,558	$ 1,929,218	Non-Expiring

Permanent book and tax differences, primarily attributable to net operating losses, reclassification of distributions and adjustments for passive foreign investment companies, resulted in reclassifications for the year ended December 31, 2012 as follows:

Accumulated Net Realized
Paid in	Accumulated Net	Gain/(Loss) from Security Transactions
Capital	Investment Income	and Futures Contracts
$ (736,787)	$ 1,156,553	$ (419,766)

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

7.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s consolidated financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the consolidated statement of assets and liabilities.   For non-recognized subsequent events that must be disclosed to keep the consolidated financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The FX Strategy Fund

(Northern Lights Fund Trust)

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of The FX Strategy Fund (the “Fund”), a series of Northern Lights Fund Trust, as of December 31, 2012, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and consolidated financial highlights for each of the two periods in the period then ended.  These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.  We did not audit the financial statements of Global Aggressive Strategy LLC, a wholly-owned subsidiary, which statements reflect total net assets constituting 21.5% of the related consolidated total net assets as of December 31, 2012. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Global Aggressive Strategy LLC, is based solely on the report of the other auditors.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, broker, and private investment manager.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits and the report of the other independent registered public accounting firm provide a reasonable basis for our opinion.

In our opinion, based on our audit and the report of the other independent registered public accounting firm, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The FX Strategy Fund as of December 31, 2012, and the results of its consolidated operations for the year then ended, and the changes in its consolidated net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

March 15, 2013

Report of Independent Registered Accounting Firm

To the General Manager

Global Aggressive Strategy LLC

Boston, Massachusetts

We have audited the accompanying statement of financial condition of Global Aggressive Strategy LLC (The Company), including the schedule of investments, as of December 31, , and the related statements of operations and changes in members’ equity for the year then ended. The Company’s management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of  as of December 31, 2012, and the results of its operations and changes in its members’ equity (net asset value) for the year then ended in conformity with accounting principles generally accepted in the United States of America.

March 15, 2013

Needham, Massachusetts

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	103

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	103	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-397-8728.

12/31/12 – NLFT V2

THE FX STRATEGY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/12)	Ending Account Value (12/31/12)	Expenses Paid During the Period* (7/1/12 to 12/31/12)
Actual
Class I	$1,000.00	$954.60	$ 5.46
Class A	$1,000.00	$954.81	$ 5.35
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.55	$ 5.64
Class A	$1,000.00	$1,019.67	$ 5.52

*    Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 1.41% for Class I and 1.30% for Class A, multiplied by the average account value over the period, multiplied by 184 days and divided by 366 (to reflect the number of days in the six-month period ended December 31, 2012).

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

Approval of Advisory Agreement – The FX Strategy Fund *

In connection with a regular meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Traub Capital Management, LLC (“Traub” or the “Adviser”) and the Trust, on behalf of The FX Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the Fund’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of Traub’s operations, the quality of Traub’s compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that Traub has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Traub has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of Traub with its existing accounts. The Board concluded that the Adviser’s past performance appear to be qualified to manage the Fund.

 Fees and Expenses.  The Board noted that Traub would charge a 1.00% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by Traub in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by Traub from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that Traub’s level of profitability from its relationship with the Fund would not be excessive.

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2012 (Unaudited)

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISOR

Traub Capital Management, LLC

97 Chapel Street-2nd Floor

Needham, MA 02492

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $18,000

             2011 - $13,000

2010 – N/A

(b)

Audit-Related Fees

2012 – None

2011 – None

2010 – N/A

(c)

Tax Fees

2012 – $3,000

2011 – $3,000

2010 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

2011 – None

2010 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011                  2010

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%                0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 – $3,000

2011 – $3,000

2010 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

3/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

3/15/13

By (Signature and Title)

/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/15/13